UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund:  BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 139.2%

New Jersey — 139.2%
Corporate — 3.5%
New Jersey EDA, RB, Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	$795	$831,816
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	2,770	2,802,631
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,500	7,695,375
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	3,150	3,271,842
Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	810	861,054

		15,462,718
County/City/Special District/School District — 16.7%
Borough of Edgewater New Jersey Board of Education, GO, Refunding, (AGM)(a):
4.25%, 03/01/20	3,135	3,224,567
4.30%, 03/01/20	1,670	1,718,814
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	11,130	11,737,921
5.25%, 11/01/44	3,755	3,949,922
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	3,340	3,578,910
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/32	2,210	2,213,028
5.00%, 07/01/33	670	670,905
5.00%, 07/01/35	595	595,815
5.00%, 07/01/37	705	705,909
County of Essex New Jersey, GO, Vocational School, Series B, 3.00%, 09/01/46	2,700	2,195,073
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	299,860
5.50%, 10/01/28	4,840	5,833,991
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32 (b)	1,000	591,810

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB (continued):
Harrison Parking Facility Project, Series C (AGC), 5.25%, 01/01/19 (a)	$3,000	$3,016,500
Harrison Parking Facility Project, Series C (AGC), 5.38%, 01/01/19 (a)	5,000	5,028,500
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 09/01/30	500	501,375
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.00%, 12/01/18	5	5,013
5.38%, 12/01/18	5	5,014
5.00%, 12/01/19	5	5,012
County of Union New Jersey, GO, Refunding(a):
4.00%, 03/01/21	225	234,095
4.00%, 03/01/21	11,200	11,678,687
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	650	699,660
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A(c):
5.25%, 07/01/26	1,415	1,668,596
(NPFGC), 5.25%, 07/01/25	535	622,991
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC)(c):
5.50%, 03/01/21	7,430	7,982,049
5.50%, 03/01/22	4,200	4,632,642
Township of Irvington New Jersey, GO, Refunding Series A (AGM), 5.00%, 07/15/33	1,175	1,283,758

		74,680,417
Education — 26.2%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 07/01/44	1,985	2,139,711
Series A, 5.00%, 07/01/31	1,950	2,152,898
Series A, 5.00%, 07/01/32	1,775	1,957,452
Series A, 5.00%, 07/01/33	2,250	2,475,630
Series A, 5.00%, 07/01/34	1,200	1,317,324

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
New Jersey EDA, LRB, Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/33	$3,065	$3,359,363
New Jersey EDA, RB, Series A:
Foundation Academy Charter School Project, 5.00%, 07/01/38	190	198,073
Foundation Academy Charter School Project, 5.00%, 07/01/50	495	511,508
Provident Group - Rowan Properties LLC, 5.00%, 01/01/35	2,000	2,089,300
Provident Group - Rowan Properties LLC, 5.00%, 01/01/48	2,000	2,066,240
New Jersey EDA, Refunding RB, Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/37	3,990	4,277,240
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 4.00%, 09/01/28	9,705	9,754,787
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	5,370	5,603,917
Rider University Issue, Series F, 4.00%, 07/01/42	2,365	2,142,524
Rider University Issue, Series F, 5.00%, 07/01/47	2,185	2,276,879
New Jersey Educational Facilities Authority, Refunding RB:
Montclair State University, Series A, 5.00%, 07/01/39	15,555	16,994,304
New Jersey Educational Facilities Authority, Refunding RB (continued):
Montclair State University, Series A, 5.00%, 07/01/44	3,540	3,857,963
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	4,000	4,162,520
Princeton University, Series I, 5.00%, 07/01/34	3,295	3,794,390
Seton Hall University, Series D, 5.00%, 07/01/38	500	541,840
Seton Hall University, Series D, 5.00%, 07/01/43	600	646,962
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	1,145	1,108,841
Stockton University, Series A, 5.00%, 07/01/41	2,370	2,497,767

Security	Par (000)	Value
Education (continued)
William Paterson University (AGC), 5.00%, 07/01/28	$20	$20,041
William Paterson University (AGC), 4.75%, 07/01/34	380	380,593
New Jersey Higher Education Student Assistance Authority, RB, AMT, Student Loan:
Senior Series 1A, 4.00%, 12/01/28	1,040	1,052,875
Senior Series 1A, 4.50%, 12/01/28	2,225	2,283,295
Senior Series 1A, 4.00%, 12/01/29	690	693,595
Senior Series 1A, 4.00%, 12/01/29	4,990	5,021,836
Senior Series 1A, 4.50%, 12/01/29	2,785	2,851,617
Senior Series 1A, 4.63%, 12/01/30	2,725	2,798,793
Senior Series 1A, 4.00%, 12/01/31	1,125	1,128,330
Senior Series 1A, 4.25%, 12/01/32	1,790	1,802,154
Senior Series 1A, 4.13%, 12/01/35	690	690,110
Senior Series 1A, 4.50%, 12/01/36	1,575	1,597,082
Sub-Series C, 4.00%, 12/01/48	1,760	1,657,146
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	755	791,701
5.50%, 12/01/26	905	948,757
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/22(a)	2,120	2,327,018
5.00%, 07/01/42	4,825	5,140,024
5.00%, 07/01/45	7,500	8,205,150
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/30	1,565	1,717,869

		117,035,419
Health — 15.1%
County of Camden New Jersey Improvement Authority, Refunding RB, Cooper Healthcare System, Series A, 5.00%, 02/15/33	2,000	2,106,020
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	2,270	2,457,184
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	7,105	7,797,809
Virtua Health, Series A (AGC), 5.50%, 07/01/38	4,035	4,125,384
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 07/01/21(a)	4,055	4,400,364

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
AHS Hospital Corp., 6.00%, 07/01/21(a)	$4,180	$4,589,765
Catholic Health East Issue, 5.00%, 11/15/33	1,925	2,025,042
Hackensack University Medical Center (AGM), 4.63%, 01/01/20(a)	7,795	8,021,757
Meridian Health System Obligated Group, 5.00%, 07/01/25	1,000	1,088,440
Meridian Health System Obligated Group, 5.00%, 07/01/26	3,720	4,042,189
Princeton Healthcare System, 5.00%, 07/01/34	1,330	1,482,897
Princeton Healthcare System, 5.00%, 07/01/39	1,825	2,007,537
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	1,865	1,866,138
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	3,080	3,372,877
St. Barnabas Health Care System, Series A, 5.00%, 07/01/21(a)	3,640	3,898,294
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(a)	9,310	10,120,250
Virtua Health, 5.00%, 07/01/28	3,000	3,301,530
Virtua Health, 5.00%, 07/01/29	715	783,268

		67,486,745
Housing — 7.7%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,300	1,287,052
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 05/01/27	4,300	4,308,299
M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,767,886
S/F Housing, Series B, 4.50%, 10/01/30	8,560	8,782,988
New Jersey Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series 2, AMT, 4.60%, 11/01/38	3,120	3,170,076
M/F Housing, Series 2, AMT, 4.75%, 11/01/46	3,795	3,852,912

Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB(continued):
M/F Housing, Series A, 4.00%, 11/01/48	$370	$360,528
M/F Housing, Series A, 4.10%, 11/01/53	220	214,018
S/F Housing, Series A, 3.75%, 10/01/35	6,375	6,187,957
Series D, AMT, 4.25%, 11/01/37	490	485,585
Series D, AMT, 4.35%, 11/01/42	1,000	972,400

		34,389,701
State — 25.0%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(b):
0.00%, 11/01/23	15,725	13,611,088
0.00%, 11/01/25	10,000	8,030,100
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,273,250
5.25%, 11/01/21	7,705	8,294,741
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(b)	2,325	2,145,440
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	4,465	4,956,463
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/24	1,785	1,970,194
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/26	6,085	6,821,163
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	3,960	3,979,563
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	40	40,200
School Facilities Construction, Series KK, 5.00%, 03/01/38	325	333,398
Series WW, 5.25%, 06/15/33	380	403,959
Series WW, 5.00%, 06/15/34	5,500	5,754,980
Series WW, 5.00%, 06/15/36	3,115	3,241,126
Series WW, 5.25%, 06/15/40	8,375	8,818,875
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/24	5,000	5,308,650
Cigarette Tax, 5.00%, 06/15/26	1,250	1,318,838
Cigarette Tax, 5.00%, 06/15/28	2,430	2,546,081
Cigarette Tax, 5.00%, 06/15/29	3,195	3,338,775
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 09/01/27	1,000	1,145,840
School Facilities Construction, Series NN, 5.00%, 03/01/29	5,000	5,251,500
Sub Series A, 5.00%, 07/01/33	3,875	4,086,459

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
New Jersey EDA, Refunding RB (continued):
Sub Series A, 4.00%, 07/01/34	$8,800	$8,323,040
Sub-Series A, 4.00%, 07/01/32	5,000	4,830,900
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(a)	1,580	1,612,216

		111,436,839
Tobacco — 3.6%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,960	2,071,740
Sub-Series B, 5.00%, 06/01/46	13,815	13,992,937

		16,064,677
Transportation — 35.9%
Delaware River Port Authority, RB:
5.00%, 01/01/29	2,000	2,205,040
5.00%, 01/01/37	8,830	9,611,367
Series D, 5.05%, 01/01/20(a)	1,430	1,467,538
Series D (AGM), 5.00%, 01/01/20(a)	5,200	5,339,568
New Brunswick Parking Authority, Refunding RB, City Guaranteed, Series B (AGM), 3.00%, 09/01/39	2,500	2,093,400
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	7,730	8,269,399
5.13%, 01/01/34	2,290	2,436,468
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/35	1,440	1,594,325
Series E, 5.00%, 01/01/45	8,000	8,609,200
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 01/01/29	4,000	4,748,560
Series A (AGM), 5.25%, 01/01/30	4,000	4,772,800
Series A (BHAC), 5.25%, 01/01/29	500	599,850
Series B, 5.00%, 01/01/34	2,300	2,579,864
Series E, 5.00%, 01/01/32	715	807,399
Series G, 5.00%, 01/01/36	5,000	5,566,800
Series G, 4.00%, 01/01/43	3,320	3,294,436
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(b)	6,000	2,619,600
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(b)	8,800	4,786,320

Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(b)	$4,160	$1,846,874
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36(b)	7,210	3,020,413
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,250	2,445,683
Transportation Program, Series AA, 5.00%, 06/15/33	3,000	3,106,170
Transportation Program, Series AA, 5.25%, 06/15/33	5,690	6,036,293
Transportation Program, Series AA, 5.25%, 06/15/34	1,305	1,388,833
Transportation Program, Series AA, 5.00%, 06/15/38	2,340	2,419,700
Transportation System, Series A, 6.00%, 06/15/35	6,365	6,825,699
Transportation System, Series A, 5.00%, 06/15/42	5,000	5,109,200
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,780	2,792,510
Transportation System, Series A (NPFGC), 5.75%, 06/15/24	1,205	1,363,831
Transportation System, Series B, 5.25%, 06/15/36	2,500	2,602,775
Transportation System, Series D, 5.00%, 06/15/32	3,300	3,477,408
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement, 5.00%, 06/15/31	6,730	7,287,446
Transportation System, 5.00%, 12/15/32	4,285	4,568,667
Transportation System, 5.00%, 12/15/35	2,435	2,565,370
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	11,000	12,129,260
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,159,450
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,119,820
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	4,000	4,282,840

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	$4,005	$4,362,006
Consolidated, 206th Series, 5.00%, 11/15/42	3,110	3,380,725
Consolidated, 206th Series, 5.00%, 11/15/47	3,475	3,760,958

		160,453,865
Utilities — 5.5%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 04/01/22	2,000	2,014,240
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 08/01/20(c)	6,045	6,346,222
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(b):
0.00%, 09/01/26	4,100	3,217,352
0.00%, 09/01/28	6,600	4,770,282
0.00%, 09/01/29	9,650	6,676,642
0.00%, 09/01/33	2,350	1,362,389

		24,387,127

Total Municipal Bonds — 139.2% (Cost — $603,360,649)		621,397,508

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New Jersey — 25.4%
County/City/Special District/School District — 6.0%
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	7,573	8,043,753
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	17,300	18,606,929

		26,650,682
Education — 3.6%
Rutgers—The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/19(a)	4,998	5,074,219

Security	Par (000)	Value
Education (continued)
Rutgers - The State University of New Jersey, Refunding RB (continued):
Series L, 5.00%, 05/01/43	$10,000	$10,883,850

		15,958,069
Health — 1.3%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	6,133	5,929,122

State — 4.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	14,383,606
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(e)	6,698	7,035,120

		21,418,726
Transportation — 9.7%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	3,120	3,429,816
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(a)(e)	9,300	10,179,943
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	2,661	2,769,986
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
163rd Series, 5.00%, 07/15/39	15,545	16,193,661
169th Series, 5.00%, 10/15/41	10,000	10,585,550

		43,158,956

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.4% (Cost — $108,389,427)		113,115,555

Total Long-Term Investments — 164.6% (Cost — $711,750,076)		734,513,063

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(f)(g)	2,600,093	$2,600,353

Total Short-Term Securities — 0.6% (Cost — $2,600,353)		2,600,353

Security	Value
Total Investments — 165.2% (Cost — $714,350,429)	$737,113,416
Other Assets Less Liabilities — 1.9%	8,764,435
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.1)%	(62,973,212)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (53.0)%	(236,632,660)

Net Assets Applicable to Common Shares — 100.0%	$446,271,979

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $13,916,017.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,217,685	1,382,408	2,600,093	$2,600,353	$12,362	$(122)	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	45	12/19/18	$5,330	$40,624
Long U.S. Treasury Bond	86	12/19/18	11,879	293,659
5-Year U.S. Treasury Note	50	12/31/18	5,619	31,445

				$365,728

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$734,513,063	$—	$734,513,063
Short-Term Securities	2,600,353	—	—	2,600,353

	$2,600,353	$734,513,063	$—	$737,113,416

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$365,728	$—	$—	$365,728

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(62,747,370)	$—	$(62,747,370)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

	$—	$(299,847,370)	$—	$(299,847,370)

During the period ended October 31, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 19, 2018